UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 39.3%
Amsterdam Funding (C)
0.300%, 01/04/11	$1,000	$999
Argento Variable Funding (C)
0.420%, 11/08/10	2,000	1,999
0.320%, 11/23/10	2,000	1,999
0.320%, 11/29/10	1,000	999
Atlantis One Funding (C)
0.435%, 10/01/10	3,000	3,000
0.552%, 01/18/11	5,000	4,992
0.401%, 02/04/11	2,000	1,997
0.371%, 02/11/11	1,000	999
Bryant Park Funding (C)
0.240%, 10/06/10	2,000	2,000
Cancara Asset Securitisation (C)
0.501%, 10/18/10	5,000	4,999
0.380%, 11/10/10	5,000	4,998
0.330%, 12/02/10	2,000	1,999
0.300%, 12/08/10	4,000	3,998
0.310%, 12/14/10	3,000	2,998
Chariot Funding (C)
0.400%, 10/13/10	2,000	2,000
Clipper Receivables (C)
0.451%, 10/05/10	3,000	3,000
0.451%, 10/08/10	8,000	7,999
Coca-Cola (C)
0.371%, 01/03/11	4,000	3,996
Fairway Finance (C)
0.240%, 10/06/10	1,000	1,000
0.380%, 10/12/10	3,000	3,000
Falcon Asset Securitization (C)
0.420%, 10/05/10	1,000	1,000
0.451%, 01/25/11	2,000	1,997
0.331%, 02/17/11	4,000	3,995
FCAR Owner Trust
0.501%, 10/01/10	17,750	17,750
0.501%, 10/04/10	14,300	14,299
0.400%, 11/01/10	2,000	1,999
0.290%, 12/01/10	3,000	2,998
0.290%, 12/02/10	5,000	4,997
0.300%, 01/03/11	1,000	999
Gemini Securitization (C)
0.420%, 10/22/10	5,000	4,999
General Electric Capital
0.420%, 10/01/10	3,000	3,000
0.370%, 10/07/10	5,000	5,000
0.501%, 01/18/11	5,000	4,992
0.431%, 01/20/11	1,000	999
0.310%, 03/01/11	2,000	1,997
Gotham Funding (C)
0.320%, 11/10/10	1,916	1,915
0.300%, 11/30/10	1,000	999
0.310%, 12/01/10	2,000	1,999
Grampian Funding (C)
0.531%, 10/18/10	1,000	1,000
0.380%, 11/10/10	6,000	5,997
0.360%, 11/16/10	14,000	13,994
ING US Funding
0.320%, 11/05/10	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Jupiter Securitization (C)
0.400%, 10/08/10	$9,000	$8,999
0.481%, 01/21/11	6,000	5,991
0.331%, 02/17/11	2,000	1,997
Liberty Street Funding (C)
0.400%, 10/12/10	1,000	1,000
LMA Americas (C)
0.380%, 11/08/10	700	700
0.380%, 11/15/10	1,600	1,599
0.350%, 11/24/10	4,000	3,998
Manhattan Asset Funding (C)
0.270%, 10/18/10	1,000	1,000
0.330%, 11/22/10	4,000	3,998
Market Street Funding (C)
0.400%, 10/12/10	8,000	7,999
0.390%, 10/13/10	1,000	1,000
MetLife Short Term Funding (C)
0.501%, 10/04/10	11,000	10,999
0.491%, 10/12/10	3,000	3,000
0.501%, 10/19/10	1,000	1,000
0.381%, 12/28/10	4,000	3,996
0.334%, 01/03/11	6,000	5,995
0.330%, 01/10/11	2,000	1,998
Nestle Capital (C)
0.310%, 10/04/10	1,000	1,000
Nestle Finance International
0.350%, 10/12/10	2,000	2,000
Novartis Finance (C)
0.260%, 12/01/10	5,000	4,998
NRW Bank
0.501%, 10/06/10	4,000	4,000
Old Line Funding (C)
0.430%, 10/01/10	2,000	2,000
Royal Bank of Scotland Group (C)
0.350%, 12/13/10	11,000	10,992
0.345%, 12/14/10	2,000	1,999
0.330%, 12/17/10	8,000	7,994
Royal Park Investments Funding (C)
0.440%, 10/25/10	2,000	1,999
0.320%, 12/29/10	6,000	5,995
Sheffield Receivables (C)
0.300%, 01/03/11	2,000	1,998
0.310%, 01/05/11	4,500	4,496
0.371%, 03/01/11	5,000	4,992
0.371%, 03/02/11	2,000	1,997
Shell International Finance (C)
0.451%, 01/03/11	7,500	7,491
Straight-A Funding (C)
0.350%, 10/12/10	4,000	4,000
Thunder Bay Funding (C)
0.400%, 10/06/10	8,000	8,000
Total Capital Canada (C)
0.471%, 01/13/11	3,000	2,996
0.471%, 01/14/11	1,000	999
Toyota Credit Canada
0.290%, 11/22/10	1,000	1,000
0.330%, 01/05/11	1,000	999
0.320%, 01/12/11	2,000	1,998
0.340%, 01/19/11	1,000	999

1	SEI Liquid Asset Trust / Quarterly Report / September 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Financial Services de Puerto Rico
0.491%, 10/18/10	$1,000	$1,000
0.350%, 12/13/10	3,000	2,998
0.340%, 12/16/10	2,000	1,999
0.310%, 01/03/11	1,000	999
Toyota Motor Credit
0.501%, 10/01/10	4,000	4,000
0.471%, 10/12/10	8,000	7,999
0.491%, 11/12/10	3,000	2,998
0.320%, 12/14/10	8,000	7,995
0.330%, 01/14/11	4,000	3,996
0.330%, 01/19/11	2,000	1,998
0.330%, 01/20/11	2,000	1,998
Victory Receivables (C)
0.300%, 01/05/11	1,800	1,799

Total Commercial Paper (Cost $346,886) ($ Thousands)		346,886

CERTIFICATES OF DEPOSIT (B) — 23.3%
Bank of Nova Scotia
0.450%, 01/18/11	4,000	4,000
Barclays Bank
0.500%, 10/06/10	13,000	13,000
0.500%, 10/12/10	12,000	12,000
0.460%, 02/11/11	6,000	6,000
0.420%, 02/14/11	5,000	5,000
0.430%, 02/15/11	3,000	3,000
0.370%, 03/28/11	4,000	4,000
BNP Paribas
0.590%, 11/16/10	4,000	4,000
0.430%, 03/07/11	9,000	9,000
0.430%, 03/14/11	1,000	1,000
0.440%, 03/14/11	5,000	5,000
0.430%, 03/21/11	10,000	10,000
Caisse de depot
0.450%, 10/13/10	3,000	3,000
0.460%, 10/15/10	4,000	4,000
0.470%, 10/20/10	6,000	6,000
0.420%, 11/16/10	2,000	2,000
0.370%, 12/01/10	6,000	6,000
0.405%, 01/07/11	3,000	3,000
0.440%, 02/18/11	9,000	9,001
0.420%, 02/23/11	6,000	6,000
0.440%, 03/10/11	5,000	5,000
Credit Agricole
0.520%, 10/25/10	7,000	7,000
0.520%, 11/01/10	10,000	10,000
Credit Industriel et Commercial
0.385%, 11/10/10	2,000	2,000
0.430%, 11/23/10	6,000	6,000
0.390%, 11/24/10	8,000	8,000
0.435%, 01/04/11	7,000	7,000
HSBC
0.400%, 10/06/10	4,000	4,000
National Australia Bank
0.435%, 10/01/10	1,000	1,000
0.435%, 10/01/10	2,000	2,000
Nordea Bank Finland
0.540%, 01/10/11	6,000	6,000
Rabobank Nederland
0.570%, 01/10/11	6,000	6,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Royal Bank of Canada
0.310%, 03/07/11	$3,000	$3,000
Svenska Handelsbanken
0.480%, 12/09/10	1,000	1,000
UBS
0.470%, 10/18/10	8,000	8,000
0.450%, 10/20/10	9,000	9,000
0.390%, 02/24/11	3,000	3,000
US Bank
0.250%, 11/29/10	3,000	3,000

Total Certificates of Deposit (Cost $206,001) ($ Thousands)		206,001

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
FFCB (D)
0.431%, 07/20/11	5,000	5,000
FHLB (D)
0.285%, 10/29/10	4,000	4,000
0.218%, 11/05/10	8,000	8,000
FHLB DN (A)
0.205%, 02/11/11	5,000	4,996
FHLMC (D)
0.525%, 01/28/11	1,000	1,001
0.326%, 02/01/11	11,000	11,001
0.362%, 03/09/11	30,000	30,029
0.581%, 04/07/11	17,200	17,202
FHLMC DN (A)
0.210%, 10/13/10	3,000	3,000
0.311%, 11/10/10	4,000	3,999
0.300%, 11/23/10	5,000	4,998
0.250%, 01/18/11	1,000	999
0.215%, 02/22/11	3,000	2,997
FNMA DN (A)
0.250%, 10/01/10 to 01/19/11	2,000	1,999
0.200%, 01/18/11	3,000	2,998
0.210%, 02/23/11	2,000	1,998

Total U.S. Government Agency Obligations (Cost $104,217) ($ Thousands)		104,217

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bills (A)
0.265%, 10/07/10	5,000	5,000
0.220%, 12/30/10	4,000	3,998
0.205%, 01/06/11	9,000	8,995
0.185%, 02/24/11	3,000	2,998
U.S. Treasury Notes
1.250%, 11/30/10	3,000	3,005
4.500%, 02/28/11	2,000	2,035
0.875%, 02/28/11	4,000	4,011

Total U.S. Treasury Obligations (Cost $30,042) ($ Thousands)		30,042

SEI Liquid Asset Trust / Quarterly Report / September 30, 2010	2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS (D) — 1.4%

Colorado — 0.2%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.250%, 11/03/10	$1,000	$1,000
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser I, RB
0.260%, 11/03/10	200	200
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser B-2, RB
0.300%, 11/03/10	990	990

		2,190

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser-Ser A-5, RB
0.247%, 10/28/10	856	856

Iowa — 0.4%
Iowa State, Finance Authority, Ser M, RB
0.250%, 10/28/10	900	900
Iowa State, Finance Authority, Ser C, RB
0.256%, 10/28/10	2,895	2,895

		3,795

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser J, RB
0.340%, 10/28/10	335	335
Kentucky State, Housing Development Authority, Ser O, RB
0.340%, 10/28/10	300	300

		635

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.270%, 10/28/10	950	950

Texas — 0.4%
Texas State, GO
0.290%, 11/02/10	350	350
Texas State, Ser B, GO
0.270%, 10/28/10	1,215	1,215
Texas State, Ser A-2, GO
0.247%, 11/03/10	2,000	2,000

		3,565

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.270%, 10/28/10	200	200
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.325%, 11/03/10	460	460

		660

Total Municipal Bonds (Cost $12,651) ($ Thousands)		12,651

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 21.7%
BNP Paribas
0.330%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $13,000,119 (collateralized by Republic of Brazil, par value $9,424,039, 8.875%, 10/14/19, with a total market value $13,650,001)	$13,000	$13,000
BNP Paribas
0.250%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $45,000,313 (collateralized by various FNMA obligations, ranging in par value $1,486,481-$42,500,980, 4.500%- 5.000%, 05/01/40-07/01/40, with a total market value $45,900,000)	45,000	45,000
Deutsche Bank
0.300%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $3,000,025 (collateralized by Kellogg, par value $2,768,517, 4.450%, 05/30/16, with a total market value $3,150,000)	3,000	3,000
Goldman Sachs
0.250%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $45,000,313 (collateralized by various FHLMC/FNMA obligations, ranging in par value $1,077,054- $20,361,583, 1.853%-5.815%, 08/01/25-07/01/40, with a total market value $45,900,319)	45,000	45,000
JPMorgan Chase
0.350%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $7,000,068 (collateralized by CNA Financial, par value $6,755,000, 5.850%, 12/15/14, with a total market value $7,355,199)	7,000	7,000
Morgan Stanley
0.300%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $45,000,375 (collateralized by various FHLB obligations, ranging in par value $3,940,000-$38,080,000, 1.200%- 3.625%, 08/06/13-10/18/13, with a total market value $45,901,068)	45,000	45,000
RBS
0.250%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $32,110,223 (collateralized by GNMA, par value $33,970,000, 4.000%, 10/20/39, with a total market value $32,753,464)	32,110	32,110

3	SEI Liquid Asset Trust / Quarterly Report / September 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30,2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)
UBS
0.300%, dated 09/30/10, to be repurchased on 10/01/10, repurchase price $1,000,008 (collateralized by Eastman Chemical and Safeway, ranging in par value $242,256-$770,000, 3.950%- 5.500%, 11/15/19-08/15/20, with a total market value $1,051,252)	$1,000	$1,000

Total Repurchase Agreements (Cost $191,110) ($ Thousands)		191,110

Total Investments — 100.9% (Cost $890,907) ($ Thousands)†		$890,907

Percentages are based on Net Assets of $882,729($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on September 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of September 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Liquid Asset Trust / Quarterly Report / September 30, 2010	4

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Liquid Asset Trust

By (Signature and Title)	/S/ ROBERT NESHER
Robert A. Nesher President & CEO

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT NESHER
Robert A. Nesher President & CEO

Date: November 29, 2010

By (Signature and Title)	/S/ STEPHEN PANNER
Stephen F. Panner Controller & CFO

Date: November 29, 2010